Boston Partners Long/Short Research Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.5%		Shares	Value
Communication Services - 4.7%
Alphabet, Inc. - Class A (a)		47,267	$7,985,760
Cars.com, Inc. (b)		38,114	757,325
Deutsche Telekom AG		73,099	2,338,500
Informa PLC		377,194	4,114,859
Live Nation Entertainment, Inc. (b)		11,422	1,579,092
Match Group, Inc. (b)		47,909	1,568,541
Omnicom Group, Inc.		30,660	3,213,781
Take-Two Interactive Software, Inc. (a)(b)		22,221	4,185,992
T-Mobile US, Inc. (a)		15,812	3,904,615
			29,648,465

Consumer Discretionary - 7.8%
AutoNation, Inc. (b)		10,724	1,918,416
AutoZone, Inc. (b)		761	2,412,020
Booking Holdings, Inc.		1,268	6,596,111
Boyd Gaming Corp.		41,861	3,091,435
Churchill Downs, Inc.		26,341	3,743,319
eBay, Inc.		18,510	1,171,498
Flutter Entertainment PLC (b)		19,172	5,276,414
Frontdoor, Inc. (a)(b)		141,090	8,267,874
Lennar Corp. - Class A		10,978	1,914,453
LKQ Corp. (a)		20,633	810,671
MGM Resorts International (b)		26,814	1,028,049
Restaurant Brands International, Inc.		35,721	2,486,539
Ross Stores, Inc.		10,438	1,616,533
Starbucks Corp.		11,451	1,173,269
TJX Cos., Inc. (a)		24,890	3,128,424
Wyndham Hotels & Resorts, Inc.		40,333	3,959,894
			48,594,919

Consumer Staples - 3.9%
BJ's Wholesale Club Holdings, Inc. (b)		23,214	2,235,508
Constellation Brands, Inc. - Class A		8,578	2,066,869
J M Smucker Co.		8,613	1,014,525
Nomad Foods Ltd.		109,354	2,002,272
Philip Morris International, Inc.		42,518	5,657,445
Simply Good Foods Co. (a)(b)		56,638	2,253,626
Target Corp.		14,776	1,955,013
US Foods Holding Corp. (a)(b)		34,713	2,421,926
Walmart, Inc.		48,693	4,504,103
			24,111,287

Energy - 6.1%
Canadian Natural Resources Ltd.		77,804	2,631,331
Cenovus Energy, Inc.		254,252	4,009,554
Cheniere Energy, Inc.		12,352	2,766,972
ConocoPhillips		37,422	4,054,300
Diamondback Energy, Inc.		27,616	4,904,326
Enterprise Products Partners LP		151,314	5,209,741
Kosmos Energy Ltd. (a)(b)		370,444	1,459,549
Marathon Petroleum Corp. (a)		20,795	3,247,139
MEG Energy Corp.		212,699	3,828,445
Schlumberger Ltd.		110,371	4,849,702
Weatherford International PLC		13,784	1,134,423
			38,095,482

Financials - 19.5%
AIB Group PLC		197,995	1,080,447
American Express Co.		11,155	3,398,705
Ameriprise Financial, Inc. (a)		10,381	5,958,383
Aon PLC - Class A		11,556	4,524,636
Arthur J Gallagher & Co.		7,129	2,225,959
Bank of America Corp. (a)		145,977	6,935,367
Bankinter SA		104,718	828,387
Beazley PLC		229,950	2,271,852
Berkshire Hathaway, Inc. - Class B (a)(b)		6,189	2,989,411
Blue Owl Capital, Inc. - Class A		94,762	2,248,702
BNP Paribas SA		23,054	1,378,067
Chubb Ltd.		11,466	3,310,578
Commerzbank AG		48,557	745,123
Corpay, Inc. (b)		4,279	1,631,069
Discover Financial Services		20,743	3,784,145
East West Bancorp, Inc. (a)		27,770	3,045,814
Evercore, Inc. - Class A		5,081	1,564,440
Everest Group Ltd.		8,764	3,396,576
Fidelity National Information Services, Inc.		17,624	1,503,327
Fifth Third Bancorp (a)		52,863	2,540,596
First American Financial Corp.		21,117	1,481,358
Fiserv, Inc. (b)		6,518	1,440,217
Goldman Sachs Group, Inc. (a)		2,369	1,441,702
Hana Financial Group, Inc.		25,814	1,157,577
Huntington Bancshares, Inc. (a)		268,219	4,830,624
Hyundai Marine & Fire Insurance Co., Ltd.		44,479	849,530
ING Groep NV		166,046	2,563,308
JPMorgan Chase & Co. (a)		43,329	10,820,118
Lancashire Holdings Ltd.		144,888	1,170,697
LPL Financial Holdings, Inc.		12,070	3,924,560
Markel Group, Inc. (a)(b)		1,657	2,954,298
Morgan Stanley		19,862	2,614,038
NatWest Group PLC		367,777	1,886,444
Nordea Bank Abp		205,697	2,323,497
Progressive Corp.		12,200	3,280,336
Renaissance Holdings Ltd.		11,180	3,199,157
SLM Corp. (a)		55,294	1,513,950
Sumitomo Mitsui Financial Group, Inc.		36,600	903,319
Synchrony Financial (a)		11,854	800,382
Travelers Cos., Inc.		6,259	1,665,144
United Overseas Bank Ltd.		44,100	1,197,349
Voya Financial, Inc.		16,437	1,364,271
W R Berkley Corp. (a)		11,071	714,633
Wells Fargo & Co. (a)		140,449	10,698,000
White Mountains Insurance Group Ltd.		1,049	2,108,480
			122,264,573

Health Care - 11.3%
Abbott Laboratories (a)		32,253	3,830,689
AbbVie, Inc. (a)		45,895	8,395,572
Amgen, Inc.		16,660	4,712,614
AstraZeneca PLC		15,477	2,094,716
Avantor, Inc. (a)(b)		49,485	1,042,154
Boston Scientific Corp. (a)(b)		11,925	1,081,120
Bristol-Myers Squibb Co.		74,079	4,386,958
Cencora, Inc.		9,045	2,275,270
Centene Corp. (a)(b)		20,556	1,233,360
Cigna Group (a)		9,451	3,192,548
Cross Country Healthcare, Inc. (b)		83,635	899,913
CVS Health Corp. (a)		6,055	362,392
DaVita, Inc. (b)		14,270	2,371,246
Elevance Health, Inc. (a)		5,646	2,297,696
HCA Healthcare, Inc.		6,952	2,274,833
Henry Schein, Inc. (b)		6,338	488,343
Humana, Inc.		4,541	1,345,862
ICON PLC (b)		4,234	890,199
Johnson & Johnson		14,802	2,294,458
McKesson Corp.		6,551	4,117,304
Medtronic PLC		41,974	3,632,430
Merck & Co., Inc.		2,664	270,769
Molina Healthcare, Inc. (a)(b)		6,227	1,855,023
Novo Nordisk AS		4,952	530,705
Pfizer, Inc.		3,582	93,884
Sandoz Group AG		59,774	2,731,693
Sanofi SA		12,107	1,175,917
Stryker Corp.		1,453	569,794
Thermo Fisher Scientific, Inc.		396	209,733
UCB SA		7,973	1,563,518
UnitedHealth Group, Inc.		13,217	8,065,013
Zimmer Biomet Holdings, Inc.		6,700	751,070
			71,036,796

Industrials - 19.2%
AAR Corp. (b)		38,387	2,668,664
Acuity Brands, Inc.		11,153	3,576,656
Advanced Drainage Systems, Inc.		17,918	2,424,126
Airbus Group SE		17,094	2,671,885
Allegion PLC		18,065	2,544,275
Allison Transmission Holdings, Inc. (a)		24,927	2,953,849
AMETEK, Inc. (a)		11,582	2,251,309
ANDRITZ AG		22,795	1,275,625
Atmus Filtration Technologies, Inc.		34,265	1,483,332
Beacon Roofing Supply, Inc. (a)(b)		45,721	5,167,387
Brink's Co.		28,409	2,747,434
Builders FirstSource, Inc. (b)		26,245	4,893,905
Carlisle Cos., Inc.		5,464	2,495,409
Clean Harbors, Inc. (b)		8,641	2,247,438
Curtiss-Wright Corp.		4,841	1,808,743
Delta Air Lines, Inc.		34,594	2,207,789
Dover Corp. (a)		17,095	3,519,860
Eiffage SA		12,467	1,125,651
Embraer SA - ADR (b)		90,590	3,463,256
Emerson Electric Co.		11,505	1,525,563
Equifax, Inc.		11,666	3,051,359
Ferguson Enterprises, Inc.		9,696	2,093,657
Fortive Corp. (a)		20,336	1,613,255
Honeywell International, Inc.		16,501	3,843,578
Howmet Aerospace, Inc. (a)		18,356	2,172,983
Huron Consulting Group, Inc. (b)		26,555	3,261,219
Jacobs Solutions, Inc.		24,394	3,445,165
KBR, Inc.		49,801	3,029,395
Leidos Holdings, Inc. (a)		10,787	1,784,170
Masco Corp. (a)		39,944	3,217,889
Masterbrand, Inc. (b)		106,868	1,848,816
Norfolk Southern Corp.		6,582	1,815,645
nVent Electric PLC		18,265	1,430,332
Otis Worldwide Corp.		26,614	2,740,710
Parker-Hannifin Corp. (a)		2,637	1,853,547
Resideo Technologies, Inc. (b)		163,379	4,440,641
Robert Half, Inc. (a)		40,090	2,991,115
Ryanair Holdings PLC - ADR		10,167	447,755
Sensata Technologies Holding PLC		61,588	1,979,438
Siemens AG		10,627	2,064,373
SS&C Technologies Holdings, Inc. (a)		52,353	4,048,981
Textron, Inc.		25,039	2,144,090
TriNet Group, Inc.		20,730	1,936,804
UFP Industries, Inc.		10,027	1,362,669
Valmont Industries, Inc. (a)		6,837	2,378,319
WESCO International, Inc.		13,212	2,795,263
Westinghouse Air Brake Technologies Corp.		18,787	3,769,048
			120,612,372

Information Technology - 11.8%
Adeia, Inc.		305,487	3,702,502
Advanced Micro Devices, Inc. (b)		14,843	2,036,088
Applied Materials, Inc.		12,000	2,096,520
Arrow Electronics, Inc. (a)(b)		14,515	1,744,122
Broadcom, Inc.		26,200	4,246,496
Capgemini SE		12,063	1,939,125
CDW Corp.		8,889	1,563,842
Celestica, Inc. (b)		26,945	2,296,792
Check Point Software Technologies Ltd. (b)		17,177	3,126,214
Cleanspark, Inc. (b)		39,159	561,932
Dell Technologies, Inc. - Class C		19,540	2,493,109
Flex Ltd. (b)		145,105	5,654,742
Gen Digital, Inc. (a)		135,342	4,175,301
Hewlett Packard Enterprise Co.		141,764	3,008,232
InterDigital, Inc.		20,336	3,985,042
Jabil, Inc. (a)		12,863	1,747,181
Keysight Technologies, Inc. (b)		16,931	2,892,492
Lam Research Corp.		28,070	2,073,812
Microchip Technology, Inc. (a)		45,445	3,097,986
Micron Technology, Inc.		14,576	1,427,719
NetApp, Inc.		14,700	1,802,808
Nice Ltd. - ADR (b)		13,268	2,420,614
NXP Semiconductors NV		10,319	2,366,869
Oracle Corp. (a)		21,311	3,939,125
Riot Platforms, Inc. (b)		44,800	566,720
Samsung Electronics Co., Ltd.		72,982	2,869,888
Trimble, Inc. (b)		37,152	2,710,981
Zebra Technologies Corp. - Class A (b)		8,685	3,534,795
			74,081,049

Materials - 4.7%
Andrada Mining Ltd. (b)		2,585,137	90,460
CRH PLC		51,326	5,249,110
DuPont de Nemours, Inc. (a)		30,382	2,539,632
FMC Corp.		33,592	1,984,951
Hudbay Minerals, Inc.		348,995	3,120,015
Kinross Gold Corp.		436,695	4,240,309
Methanex Corp.		61,500	2,883,120
Mosaic Co.		89,483	2,367,720
Reliance, Inc.		2,647	850,322
Smurfit WestRock PLC		32,964	1,813,679
Teck Resources Ltd. - Class B		87,274	4,073,950
			29,213,268

Real Estate - 2.4%
Americold Realty Trust, Inc. (a)		82,316	1,964,060
Essex Property Trust, Inc.		6,198	1,924,231
Extra Space Storage, Inc.		5,727	979,088
Kimco Realty Corp.		91,104	2,329,529
Lamar Advertising Co. - Class A (a)		10,555	1,414,581
Regency Centers Corp. (a)		18,202	1,375,889
Rexford Industrial Realty, Inc.		29,232	1,230,083
VICI Properties, Inc. (a)		63,198	2,060,887
Weyerhaeuser Co.		48,101	1,551,738
			14,830,086

Utilities - 5.1%
American Electric Power Co., Inc.		21,861	2,183,040
CenterPoint Energy, Inc. (a)		106,323	3,468,256
Enel SpA		243,635	1,754,531
FirstEnergy Corp. (a)		80,513	3,425,828
Italgas SpA		346,685	2,079,513
New Jersey Resources Corp.		13,692	706,233
NiSource, Inc. (a)		95,987	3,656,145
OGE Energy Corp.		76,459	3,361,138
PPL Corp. (a)		95,308	3,329,108
Southern Co.		32,090	2,860,182
SSE PLC		69,624	1,570,238
Talen Energy Corp. (b)		17,313	3,712,080
			32,106,292
TOTAL COMMON STOCKS (Cost $398,602,573)			604,594,589

WARRANTS - 0.0%(c)		Contracts	Value
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10 (b)(d)		1,400,000	0
TOTAL WARRANTS (Cost $18,309)			0

CONVERTIBLE NOTES - 0.1%		Par	Value
Andrada Mining Ltd., 12.00%, 07/31/2026 (d)	GBP	700,000	827,113
TOTAL CONVERTIBLE NOTES (Cost $915,464)			827,113

SHORT-TERM INVESTMENTS - 0.0%(c)			Value
Money Market Funds - 0.0%(c)		Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 4.53% (a)(e)		4,113	4,113
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 4.49% (a)(e)		4,114	4,114
Fidelity Treasury Portfolio - Class I, 4.51% (a)(e)		4,113	4,113
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 4.50% (a)(e)		4,114	4,114
TOTAL SHORT-TERM INVESTMENTS (Cost $16,454)			16,454

TOTAL INVESTMENTS - 96.6% (Cost $399,552,800)			605,438,156
Other Assets in Excess of Liabilities - 3.4%			21,464,660
TOTAL NET ASSETS - 100.0%			$626,902,816
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

GBP - British Pound

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $164,222,488 which represented 26.2% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $827,113 or 0.1% of net assets as of November 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Boston Partners Long/Short Research Fund
Schedule of Securities Sold Short
November 30, 2024 (Unaudited)

COMMON STOCKS - (18.9)%	Shares	Value
Communication Services - (1.5)%
Cable One, Inc.	(3,059)	$(1,285,453)
Clear Channel Outdoor Holdings, Inc.	(698,475)	(1,054,697)
Dentsu Group, Inc.	(56,400)	(1,443,231)
Roblox Corp. - Class A	(32,533)	(1,630,879)
Rumble, Inc.	(196,191)	(1,392,956)
Telia Co. AB	(244,708)	(717,451)
TELUS Corp.	(114,030)	(1,775,547)
		(9,300,214)

Consumer Discretionary - (3.9)%
Birkenstock Holding PLC	(15,294)	(790,088)
Canada Goose Holdings, Inc.	(26,466)	(249,839)
Choice Hotels International, Inc.	(16,923)	(2,559,435)
Deckers Outdoor Corp.	(9,312)	(1,824,780)
InterContinental Hotels Group PLC	(13,387)	(1,670,343)
Krispy Kreme, Inc.	(37,494)	(413,184)
LGI Homes, Inc.	(26,308)	(2,880,463)
Lowe's Cos., Inc.	(2,480)	(675,626)
Mister Car Wash, Inc.	(213,271)	(1,706,168)
NIKE, Inc. - Class B	(5,410)	(426,146)
Nokian Renkaat Oyj	(281,919)	(2,196,166)
Playa Hotels & Resorts NV	(196,904)	(1,927,690)
QuantumScape Corp.	(335,146)	(1,752,814)
Revolve Group, Inc.	(11,591)	(418,203)
Sabre Corp.	(398,199)	(1,556,958)
Service Corp International	(23,302)	(2,064,324)
SJM Holdings Ltd.	(2,037,000)	(720,359)
Soho House & Co., Inc.	(142,858)	(714,290)
		(24,546,876)

Consumer Staples - (0.9)%
Church & Dwight Co., Inc.	(13,758)	(1,515,168)
Clorox Co.	(7,566)	(1,264,808)
Hershey Co.	(7,089)	(1,248,586)
Hormel Foods Corp.	(43,474)	(1,409,862)
		(5,438,424)

Energy - (1.4)%
Core Laboratories, Inc.	(74,012)	(1,506,144)
Matador Resources Co.	(35,861)	(2,152,019)
New Fortress Energy, Inc.	(144,925)	(1,546,350)
Occidental Petroleum Corp.	(67,740)	(3,426,289)
		(8,630,802)

Financials - (3.1)%
Aozora Bank Ltd.	(129,600)	(2,077,231)
Ashmore Group PLC	(456,739)	(1,019,010)
EQT AB	(94,530)	(2,865,892)
Hang Seng Bank Ltd.	(211,400)	(2,522,265)
Kinsale Capital Group, Inc.	(2,706)	(1,375,839)
Oscar Health, Inc. - Class A	(30,620)	(530,645)
Progressive Corp.	(7,900)	(2,124,152)
T Rowe Price Group, Inc.	(22,573)	(2,795,440)
Texas Capital Bancshares, Inc.	(26,166)	(2,314,383)
Trupanion, Inc.	(8,076)	(430,531)
United Bankshares, Inc.	(34,931)	(1,476,533)
		(19,531,921)

Health Care - (1.7)%
10X Genomics, Inc. - Class A	(38,381)	(610,258)
Align Technology, Inc.	(2,873)	(668,748)
Ambu AS - Class B	(21,027)	(331,600)
Carl Zeiss Meditec AG	(9,672)	(580,380)
Charles River Laboratories International, Inc.	(3,614)	(719,403)
Dexcom, Inc.	(10,344)	(806,729)
Edwards Lifesciences Corp.	(10,911)	(778,500)
GRAIL, Inc.	(25,151)	(440,143)
Guardant Health, Inc.	(19,963)	(710,883)
Legend Biotech Corp. - ADR	(16,104)	(677,495)
Medpace Holdings, Inc.	(2,202)	(750,067)
Moderna, Inc.	(10,856)	(467,459)
Neogen Corp.	(35,596)	(504,751)
Oxford Nanopore Technologies PLC	(341,717)	(691,791)
Privia Health Group, Inc.	(40,021)	(859,651)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(463,912)
Sartorius Stedim Biotech	(3,383)	(645,520)
		(10,707,290)

Industrials - (3.0)%
Atlas Arteria Ltd.	(727,378)	(2,282,902)
Fastenal Co.	(28,477)	(2,379,538)
Husqvarna AB - Class B	(296,538)	(1,715,899)
Kornit Digital Ltd.	(61,585)	(1,958,403)
Montrose Environmental Group, Inc.	(71,762)	(1,350,561)
Nidec Corp.	(69,400)	(1,279,992)
Proto Labs, Inc.	(59,818)	(2,463,903)
Saab AB	(53,579)	(1,174,779)
SiteOne Landscape Supply, Inc.	(11,935)	(1,829,039)
Trex Co., Inc.	(30,839)	(2,313,850)
		(18,748,866)

Information Technology - (1.6)%
Amdocs Ltd.	(18,472)	(1,601,892)
Cognex Corp.	(58,626)	(2,343,868)
Palantir Technologies, Inc. - Class A	(51,217)	(3,435,636)
Power Integrations, Inc.	(23,786)	(1,558,221)
Snowflake, Inc. - Class A	(6,134)	(1,072,223)
		(10,011,840)

Materials - (1.4)%
Axalta Coating Systems Ltd.	(14,910)	(603,259)
Boliden AB	(71,765)	(2,142,942)
Ganfeng Lithium Group Co., Ltd. - Class H(a)	(152,800)	(496,483)
Huntsman Corp.	(54,112)	(1,059,513)
Lynas Rare Earths Ltd.	(174,181)	(785,775)
MP Materials Corp.	(79,194)	(1,668,617)
Sumitomo Chemical Co., Ltd.	(623,400)	(1,512,670)
Summit Materials, Inc. - Class A	(15,539)	(791,557)
		(9,060,816)

Real Estate - (0.4)%
Mid-America Apartment Communities, Inc.	(3,516)	(577,186)
Nomura Real Estate Master Fund, Inc.	(503)	(476,436)
Segro PLC	(44,077)	(437,272)
Unibail-Rodamco-Westfield	(10,708)	(877,700)
		(2,368,594)
TOTAL COMMON STOCKS (Proceeds $123,540,716)		(118,345,643)

PREFERRED STOCKS - (0.2)%	Shares	Value
Consumer Discretionary - (0.2)%
Dr Ing hc F Porsche AG (a)	(23,602)	(1,479,884)
TOTAL PREFERRED STOCKS (Proceeds $2,115,269)		(1,479,884)

TOTAL SECURITIES SOLD SHORT - (19.1)% (Proceeds $125,655,985)		$(119,825,527)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $(1,976,367) or -0.3% of the Fund’s net assets.

Boston Partners Long/Short Research Fund
Schedule of Contracts for Difference
November 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (2.25)%	Termination	12/08/2025		$(968,302)	$(370,725)
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/04/2027		(245,796)	(31,111)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,630,865)	(154,465)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(944,236)	(5,661)
Antero Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(2,414,026)	(400,286)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(701,492)	27,203
Avanza Bank Holding AB	Morgan Stanley	Pay	STIB1D INDEX + (0.55)%	Termination	08/27/2027	SEK	(10,559,016)	43,329
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(1,105,246)	(202,918)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(2,614,633)	6,384
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,253,780)	132,457
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,818,226)	(304,965)
Commerce Bancshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2026		(425,209)	(163,679)
Commerce Bancshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(2,406,555)	(156,771)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)%	Termination	12/08/2025	AUD	(6,826,552)	(1,516,048)
Community Financial System, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2026		(418,011)	(160,705)
Community Financial System, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(3,394,208)	(210,982)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/08/2025		(899,611)	(312,494)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(959,276)	(381,120)
Credit Acceptance Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(609,683)	(29,543)
Credit Acceptance Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,441,837)	7,336
Cullen/Frost Bankers, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/06/2026		(655,852)	(169,817)
Cullen/Frost Bankers, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,137,616)	34,426
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2026		(1,083,831)	(310,174)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(443,247)	92,652
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(770,384)	(106,758)
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(770,823)	(173,685)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,269,479)	(71,221)
EcoPro BM Co., Ltd.	Morgan Stanley	Pay	EFFR + (1.38)%	Termination	10/20/2026		(637,501)	595,136
EcoPro Co., Ltd.	Bank of America	Pay	EFFR + (0.09)%	Termination	10/23/2026		(458,766)	534,439
EcoPro Co., Ltd.	Goldman Sachs	Pay	EFFR + (10.00)%	Termination	10/30/2026		(321,845)	216,297
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(3,020,490)	224,773
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,206,253)	138,507
Exponent, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(2,190,276)	136,755
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(2,024,314)	(426,307)
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,705,462)	(168,455)
Floor & Decor Holdings, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/13/2026		(304,201)	(16,106)
Floor & Decor Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(361,653)	(107,020)
Fox Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(785,867)	(100,813)
Furukawa Electric Co. Ltd.	Morgan Stanley	Pay	TONA + (0.45)%	Termination	08/27/2027	JPY	(689,360,000)	(1,909,735)
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/02/2026		(2,358,844)	(855,199)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(2,624,733)	922
GoodRx Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(573,366)	334,860
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (0.73)%	Termination	08/23/2027		(1,334,970)	20,368
KakaoBank Corp.	Goldman Sachs	Pay	EFFR + (1.00)%	Termination	12/08/2025		(431,139)	178,526
KakaoBank Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.50)%	Termination	10/12/2026		(44,026)	3,553
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,415,847)	(958)
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,186,426)	51,684
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/21/2026		(177,446)	(23,278)
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(179,988)	(67,557)
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,140,652)	388,756
Life Time Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,186,536)	(16,474)
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(923,198)	(213,790)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,976,538)	(288,778)
Myriad Genetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(432,847)	137,026
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/15/2025		(125,154)	7,873
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,447,720)	59,260
Netmarble Corp.	Goldman Sachs	Pay	EFFR + (2.75)%	Termination	03/10/2026		(178,940)	42,802
Netmarble Corp.	Morgan Stanley	Pay	EFFR + (0.55)%	Termination	03/16/2026		(958,943)	96,342
Northrop Grumman Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,696,148)	86,986
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/31/2026		(1,770,823)	(219,808)
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,163,684)	(23,148)
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (4.75)%	Termination	12/08/2025		(1,334,544)	304,000
Permian Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(759,353)	(69,828)
Posco Future M Co., Ltd.	Bank of America	Pay	EFFR + (0.01)%	Termination	10/23/2026		(1,084,525)	928,896
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(868,126)	(241,049)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(1,232,355)	(303,348)
Sagax AB	Morgan Stanley	Pay	STIB1D INDEX + (0.55)%	Termination	08/27/2027	SEK	(6,399,742)	92,269
SDI Corp.	Goldman Sachs	Pay	EFFR + (8.00)%	Termination	12/08/2025		(354,832)	15,004
Shenzhen Goodix Technology Co., Ltd.	Morgan Stanley	Pay	EFFR + (4.45)%	Termination	08/03/2026		(1,113,956)	(375,547)
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(2,106,204)	(378,290)
Sunrise Communications AG/old	Morgan Stanley	Pay	EEFR + (1.13)%	Termination	12/31/2030		(756,950)	(756,794)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,067,699)	(308,519)
Toro Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,611,241)	73,118
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(1,205,314)	(71,581)
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA Cash Rate Overnight + (0.55)%	Termination	08/27/2027	AUD	(1,728,493)	46,601
Twist Bioscience Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/23/2027		(860,404)	(107,084)
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/08/2025	CHF	(2,207,143)	(423,675)
Wolfspeed, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	08/31/2026		(361,013)	1,269,646
Wolfspeed, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/08/2025		(91,250)	756,683
Net Unrealized Appreciation (Depreciation)								$(5,621,400)

There are no upfront payments or receipts associated with total return Contracts for Difference in the Fund as of November 30, 2024.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate was 4.58% as of November 30, 2024.
EFFR - Effective Federal Funds Rate was 4.58% as of November 30, 2024.
SARON - Swiss Average Rate Overnight was 0.94% as of November 30, 2024.
TONA - Tokyo Overnight Average Rate was 0.23% as of November 30, 2024.
STIB1D INDEX – Stockholm Interbank Offered Rate was 2.76% as of November 30, 2024.
RBA Cash Rate Overnight was 4.34% as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Long/Short Research Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$550,232,540	$54,362,049	$–		$604,594,589
Convertible Notes	–	–	827,113		827,113
Warrants	–	–	–	(a)	– (a)
Money Market Funds	16,454	–	–		16,454
Total Investments	$550,248,994	$54,362,049	$827,113		$605,438,156

Other Financial Instruments:
Contracts for Difference*	7,084,869	–	–		7,084,869
Total Other Financial Instruments	$7,084,869	$–	$–		$7,084,869

Liabilities:
Investments:
Common Stocks	$(88,373,345)	$(29,972,298)	$–		$(118,345,643)
Preferred Stocks	–	(1,479,884)	–		(1,479,884)
Total Investments	$(88,373,345)	$(31,452,182)	$–		$(119,825,527)

Other Financial Instruments:
Contracts for Difference*	(12,706,269)	–	–		(12,706,269)
Total Other Financial Instruments	$(12,706,269)	$–	$–		$(12,706,269)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.